OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Other Liabilities, Current [Abstract]
OTHER CURRENT LIABILITIES

NOTE 9 - OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	As of December 31,
	2020	2019
Tax payables	$4,935	$282
Interest payable on debt	868	1,057
Others	2,102	5,962
	$7,905	$7,301